Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Activities of Original Option Units

The following table sets forth the activities of Original Option Units for the year ended December 31, 2025:

	Number of Original Option Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2025	19,957,442	0.40	0.32	4.88	71,540
Granted	1,812,220	0.16	-	-	-
Forfeited	(199,565)	0.51	-	-	-
Outstanding as of December 31, 2025	21,570,097	0.35	0.29	4.35	-
Expected to be vested as of December 31, 2025	21,570,097	0.35	0.29	4.35	-
Exercisable as of December 31, 2025	17,756,231	0.33	0.27	3.59	-

The following table sets forth the activities of Additional Option Units for the year ended December 31, 2025:

	Number of Additional Option Units	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding as of January 1, 2025	528,942	0.82	0.58	0.03	-
Forfeited	(19,399)	1.06	-	-	-
Outstanding as of December 31, 2025	509,543	0.81	0.58	-	-
Expected to be vested as of December 31, 2025	509,543	0.81	0.58	-	-
Exercisable as of December 31, 2025	509,543	0.81	0.58	-	-

The following table sets forth the activities of Restricted Share Units for the year ended December 31, 2025:

	Number of Restricted Share Units	Weighted average exercise price	Weighted average grant date fair value	Aggregate intrinsic value
		US$	US$	US$
Outstanding as of January 1, 2025	13,545,875	0.00	0.62	2,786,010
Exercise	(379,703)	0.00	-	-
Outstanding as of December 31, 2025	13,166,172	0.00	0.61	1,875,834
Vested and expected to be vested as of December 31, 2025	13,166,172	0.00	0.61	1,875,834

Schedule of Lock-up Period	The Lock-up period is specified as below:
Lock-up Period of the relevant percentage of the option	Cap of vested Share Unit
After 6 months since the vesting date	20%
After 12 months since the vesting date	50%
After 18 months since the vesting date	100%

Schedule of Key Assumptions are Listed

The key assumptions are listed as follows:

	2025	2024	2023
Expected volatility	23.00%	24.00%	24.00%
Risk-free interest rate (per annum)	4.10%	4.60%	5.02%
Exercise multiple	2.80	2.20	2.80
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Fair value of the underlying ordinary share	US$2.70	US$3.45	US$2.15-US$4.15